Loan and Security Agreement (Details) (USD $)					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Series A-1 preferred stock	Dec. 31, 2013 Term Loan	May 23, 2011 Term Loan	Dec. 31, 2013 Term Loan Series A-1 preferred stock	May 31, 2013 Term Loan Series A-1 preferred stock	Dec. 31, 2013 Term Loan A item	May 23, 2011 Term Loan A	Dec. 31, 2013 Term Loan B item	Nov. 21, 2011 Term Loan B	Dec. 31, 2013 Term Loan C item	May 29, 2012 Term Loan C
Loan and Security Agreement
Maximum borrowing limit						$ 25,000,000
Proceeds from note payable, net										6,300,000		6,300,000
Expected additional borrowings														12,500,000
Number of payments of principal and interest payable monthly in arrears									36		30		24
Final balloon payment									600,000		600,000		1,300,000
Annual interest rate (as a percent)									10.16%		10.00%		10.00%
Final payment fee (as a percent)					3.50%
Prepayment fees as percentage of amount prepaid if the prepayment occurs prior to the first anniversary of the funding					3.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs between the first and second anniversary of the funding					2.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs on or after the second anniversary of the funding					1.00%
Interest rate increase upon event of default (as a percent)					5.00%
Number of shares that can be purchased for warrants issued							12,280
Exercise price of warrants (in dollars per unit)								$ 81.42
Conversion price per share (in dollars per share)				$ 16.970			$ 17.390
Term of warrants							10 years
Fair value of warrants issued (in dollars)	4,550,000	1,945,000	830,000						78,100	182,600	80,100	177,600	167,900	379,700
Payment of facility fees to lender									250,000
Payment of reimbursed costs to lender									117,000		18,000		31,000
Period of recognition of discount on issue of warrants									42 months		36 months		30 months
Future principal payments under the Loan and Security Agreement
Current portion of Note payable		13,156,000
Discount on current portion of note payable		(151,000)
Current portion of Note payable, net of discount	$ 10,161,000	$ 13,005,000	$ 7,800,000